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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08850

ICAP Funds, Inc.

 (Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)       (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2009 is filed herewith.

MainStay ICAP Equity Fund
Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.5%†
	Consumer Discretionary 9.3%
	InterContinental Hotels Group PLC, ADR (a)	403,189	$3,007,790
	Lowe's Cos., Inc.	1,046,100	19,112,247
	News Corp. Class A	780,466	4,987,178
	Omnicom Group, Inc.	300,200	7,772,178
	Target Corp.	387,646	12,094,555
	Viacom, Inc. Class B (b)	1,097,691	16,190,942
			63,164,890
	Consumer Staples 14.8%
	Avon Products, Inc.	168,050	3,436,623
¤	Coca-Cola Co. (The)	680,900	29,088,048
¤	CVS Caremark Corp.	1,145,000	30,777,600
	Molson Coors Brewing Co. Class B	195,700	7,880,839
¤	PepsiCo, Inc.	576,288	28,946,946
			100,130,056
	Energy 12.9%
	Baker Hughes, Inc.	613,750	20,450,150
	ExxonMobil Corp.	91,962	7,033,254
	Marathon Oil Corp.	482,050	13,126,221
¤	Occidental Petroleum Corp.	498,662	27,202,012
	Total S.A., Sponsored ADR (a)	394,650	19,645,677
			87,457,314
	Financials 12.8%
	ACE, Ltd.	483,550	21,111,793
	Bank of New York Mellon Corp. (The)	700,405	18,028,425
	Capital One Financial Corp.	320,395	5,075,057
	JPMorgan Chase & Co.	833,666	21,266,819
	MetLife, Inc.	170,800	4,907,084
	Wells Fargo & Co.	870,300	16,448,670
			86,837,848
	Health Care 19.2%
	Covidien, Ltd.	313,700	12,027,258
	Genentech, Inc. (b)	62,850	5,105,934
¤	Johnson & Johnson	489,600	28,245,024
	Medtronic, Inc.	189,550	6,348,030
¤	Novartis A.G., ADR (a)	636,200	26,249,612
	Schering-Plough Corp.	1,106,750	19,434,530
¤	Wyeth	762,100	32,747,437
			130,157,825
	Industrials 5.0%
	CSX Corp.	503,750	14,588,600
	Honeywell International, Inc.	555,818	18,236,389
	Masco Corp.	137,977	1,078,980
			33,903,969
	Information Technology 13.1%
	Accenture, Ltd. Class A	77,300	2,439,588
¤	Cisco Systems, Inc. (b)	1,525,679	22,839,415
¤	Hewlett-Packard Co.	753,159	26,172,275
	QUALCOMM, Inc.	553,000	19,106,150
	Texas Instruments, Inc.	1,217,218	18,197,409
			88,754,837
	Materials 4.6%
	E.I. du Pont de Nemours & Co.	899,721	20,657,594
	Newmont Mining Corp.	269,900	10,736,622
			31,394,216
	Telecommunication Services 4.8%
	AT&T, Inc.	163,559	4,026,823
¤	Vodafone Group PLC, ADR (a)	1,542,350	28,672,286
			32,699,109
	Total Common Stocks (Cost $824,970,816)		654,500,064

		Principal Amount	Value
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $27,572,439 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $28,150,000 and a Market Value of $28,127,480)	$27,572,324	27,572,324

	Total Short-Term Investment (Cost $27,572,324)		27,572,324

	Total Investments (Cost $852,543,140) (c)	100.6%	682,072,388
	Liabilities in Excess of
Cash and Other Assets		(0.6)	(4,214,180)
	Net Assets	100.0%	$677,858,208

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2009, cost is $867,065,745 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$23,668,746
Gross unrealized depreciation	(208,662,103)
Net unrealized depreciation	$(184,993,357)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$654,500,064
Level 2 - Other Significant Observable Inputs	27,572,324
Level 3 - Significant Unobservable Inputs	-
Total	$682,072,388

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 97.2%†
	Consumer Discretionary 12.8%
	British Sky Broadcasting Group PLC	87,800	$632,382
	Daimler A.G.	9,250	260,561
	InterContinental Hotels Group PLC	41,900	318,788
	Lowe's Cos., Inc.	23,100	422,037
	News Corp. Class A	25,328	161,846
	Target Corp.	13,700	427,440
	Toyota Motor Corp., Sponsored ADR (a)	10,350	657,328
	Viacom, Inc. Class B (b)	35,300	520,675
	WPP PLC	49,400	279,561
			3,680,618

	Consumer Staples 7.8%
	Coca-Cola Co. (The)	14,450	617,304
¤	CVS Caremark Corp.	28,100	755,328
	PepsiCo, Inc.	12,550	630,387
	SABMiller PLC	13,200	216,545
			2,219,564

	Energy 12.0%
	Baker Hughes, Inc.	17,750	591,430
	BP PLC, Sponsored ADR (a)	9,050	384,354
	Marathon Oil Corp.	15,050	409,811
¤	Occidental Petroleum Corp.	13,700	747,335
	Saipem S.p.A.	20,400	312,919
¤	Total S.A., Sponsored ADR (a)	20,000	995,600
			3,441,449

	Financials 10.6%
	ACE, Ltd.	9,850	430,051
	Allianz SE	6,800	575,514
	Banco Santander S.A.	58,875	476,424
	Capital One Financial Corp.	11,250	178,200
	Credit Suisse Group A.G., Sponsored ADR (a)	20,450	521,271
	JPMorgan Chase & Co.	18,300	466,833
	Wells Fargo & Co.	21,100	398,790
			3,047,083

	Health Care 17.9%
¤	Bayer A.G.	14,000	745,884
	Covidien, Ltd.	7,000	268,380
¤	Johnson & Johnson	17,450	1,006,691
	Novartis A.G., ADR (a)	13,650	563,199
	Roche Holding A.G., Sponsored ADR (a)	14,800	520,876
	Schering-Plough Corp.	25,350	445,146
	Shire PLC	34,000	498,148
¤	Wyeth	25,450	1,093,586
			5,141,910

	Industrials 11.3%
	BAE Systems PLC	67,500	393,485
	China Communications Construction Co., Ltd. Class H	97,300	96,870
	CSX Corp.	13,500	390,960
	East Japan Railway Co.	7,700	527,133
	Guangshen Railway Co., Ltd. Class H	344,700	111,133
	Honeywell International, Inc.	14,100	462,621
	Hutchison Whampoa, Ltd.	15,000	77,377
	Masco Corp.	4,550	35,581
	Mitsubishi Corp.	11,500	156,303
	Siemens A.G.	4,300	242,141
	Singapore Airlines, Ltd.	59,400	438,339
	TNT N.V.	17,100	298,974
			3,230,917
	Information Technology 9.0%
¤	Cisco Systems, Inc. (b)	47,350	708,829
	Hewlett-Packard Co.	17,450	606,387
	Nokia OYJ, Sponsored ADR (a)	31,200	382,824
	QUALCOMM, Inc.	13,300	459,515
	Texas Instruments, Inc.	28,250	422,338
			2,579,893
	Materials 5.0%
¤	Akzo Nobel N.V.	19,400	696,507
	E.I. du Pont de Nemours & Co.	22,400	514,304
	Newmont Mining Corp.	5,700	226,746
			1,437,557

	Telecommunication Services 5.2%
	BCE, Inc.	25,900	529,914
	NTT DoCoMo, Inc.	134	236,273
¤	Vodafone Group PLC, ADR (a)	39,400	732,446
			1,498,633

	Utilities 5.6%
¤	Energias de Portugal S.A.	236,700	841,930
	GDF Suez S.A.	14,187	546,223
	Suez Environnement S.A. (b)	13,487	216,032
			1,604,185

	Total Common Stocks (Cost $39,724,647)		27,881,809

		Principal Amount	Value
	Short-Term Investment 3.3%

	Repurchase Agreement 3.3%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $941,284 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $965,000 and a Market Value of $964,228)	$941,280	941,280

	Total Short-Term Investment (Cost $941,280)		941,280

	Total Investments (Cost $40,665,927) (c)	100.5%	28,823,089
	Liabilities in Excess of
Cash and Other Assets		(0.5)	(146,954)
	Net Assets	100.0%	$28,676,135

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2009, cost is $41,282,306 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$248,922
Gross unrealized depreciation	(12,708,139)
Net unrealized depreciation	$(12,459,217)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$27,881,809
Level 2 - Other Significant Observable Inputs	941,280
Level 3 - Significant Unobservable Inputs	-
Total	$28,823,089

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2009, the Fund held the following foreign currency.
		Currency	Cost	Value
Euro	EUR	5,097	$6,721	$6,526
Japanese Yen	JPY	834,766	9,305	9,292
			$16,026	$15,818

MainStay ICAP International Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.6%†
	Consumer Discretionary 14.2%
¤	British Sky Broadcasting Group PLC	2,881,200	$20,751,909
	Daimler A.G.	320,450	9,026,691
	InterContinental Hotels Group PLC	994,133	7,563,661
	Toyota Motor Corp., Sponsored ADR (a)	284,850	18,090,823
	WPP PLC	2,043,500	11,564,422
			66,997,506

	Consumer Staples 2.3%
	SABMiller PLC	660,100	10,828,902

	Energy 9.6%
	BP PLC, Sponsored ADR (a)	413,100	17,544,357
	Saipem S.p.A.	599,550	9,196,612
¤	Total S.A., Sponsored ADR (a)	372,600	18,548,028
			45,288,997

	Financials 10.6%
¤	Allianz SE	227,800	19,279,724
	Banco Santander S.A.	1,854,825	15,009,480
	Credit Suisse Group A.G., Sponsored ADR (a)	613,650	15,641,938
			49,931,142

	Health Care 16.7%
¤	Bayer A.G.	451,100	24,033,453
	Novartis A.G., ADR (a)	417,050	17,207,483
¤	Roche Holding A.G., Sponsored ADR (a)	560,100	19,712,328
	Shire PLC	1,242,500	18,204,376
			79,157,640

	Industrials 16.9%
¤	BAE Systems PLC	3,222,700	18,786,427
	China Communications Construction Co., Ltd. Class H	2,023,000	2,014,064
¤	East Japan Railway Co.	273,300	18,709,801
	Guangshen Railway Co., Ltd. Class H	6,845,700	2,207,080
	Hutchison Whampoa, Ltd.	388,500	2,004,062
	Mitsubishi Corp.	338,100	4,595,315
	Siemens A.G.	198,200	11,161,036
	Singapore Airlines, Ltd.	1,376,400	10,157,059
	TNT N.V.	599,650	10,484,197
			80,119,041

	Information Technology 2.6%
	Nokia OYJ, Sponsored ADR (a)	991,000	12,159,570

	Materials 4.4%
¤	Akzo Nobel N.V.	578,150	20,756,980

	Telecommunication Services 9.3%
	BCE, Inc.	665,300	13,612,038
	NTT DoCoMo, Inc.	5,031	8,870,823
¤	Vodafone Group PLC, ADR (a)	1,155,950	21,489,111
			43,971,972

	Utilities 10.0%
¤	Energias de Portugal S.A.	6,629,050	23,579,205
	GDF Suez S.A.	443,773	17,085,982
	Suez Environnement S.A. (b)	414,550	6,640,180
			47,305,367

	Total Common Stocks (Cost $664,953,337)		456,517,117

		Principal Amount	Value
	Short-Term Investment 3.1%

	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $14,517,346 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $14,820,000 and a Market Value of $14,808,144)	$14,517,285	14,517,285

	Total Short-Term Investment (Cost $14,517,285)		14,517,285

	Total Investments (Cost $679,470,622) (c)	99.7%	471,034,402
	Cash and Other Assets,
	Less Liabilities	0.3	1,188,803
	Net Assets	100.0%	$472,223,205

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2009, cost is $695,809,753 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$2,371,503
	Gross unrealized depreciation	(227,146,854)
	Net unrealized depreciation	$(224,775,351)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$456,517,117
Level 2 - Other Significant Observable Inputs	14,517,285
Level 3 - Significant Unobservable Inputs	-
Total	$471,034,402

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2009, the Fund held the following foreign currency.
		Currency	Cost	Value
Euro	EUR	261,757	$344,923	$335,154

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.1%†
	Consumer Discretionary 9.6%
	InterContinental Hotels Group PLC, ADR (a)	1,901,262	$14,183,415
	Lowe's Cos., Inc.	1,919,050	35,061,043
	News Corp. Class A	1,836,154	11,733,024
	Target Corp.	890,200	27,774,240
	Viacom, Inc. Class B (b)	2,059,800	30,382,050
			119,133,772

	Consumer Staples 13.6%
¤	Coca-Cola Co. (The)	1,282,150	54,773,448
¤	CVS Caremark Corp.	2,188,600	58,829,568
¤	PepsiCo, Inc.	1,112,550	55,883,387
			169,486,403

	Energy 13.8%
	Baker Hughes, Inc.	1,272,550	42,401,366
	Marathon Oil Corp.	1,252,100	34,094,683
¤	Occidental Petroleum Corp.	1,085,882	59,234,863
	Total S.A., Sponsored ADR (a)	713,450	35,515,541
			171,246,453

	Financials 9.8%
	ACE, Ltd.	873,750	38,147,925
	Capital One Financial Corp.	755,500	11,967,120
	JPMorgan Chase & Co.	1,471,850	37,546,894
	Wells Fargo & Co.	1,823,900	34,471,710
			122,133,649

	Health Care 18.6%
	Covidien, Ltd.	573,900	22,003,326
¤	Johnson & Johnson	1,267,750	73,136,498
	Schering-Plough Corp.	2,251,600	39,538,096
¤	Wyeth	2,238,650	96,194,790
			230,872,710

	Industrials 5.6%
	CSX Corp.	1,046,900	30,318,224
	Honeywell International, Inc.	1,126,000	36,944,060
	Masco Corp.	257,000	2,009,740
			69,272,024

	Information Technology 15.5%
¤	Cisco Systems, Inc. (b)	3,501,100	52,411,467
¤	Hewlett-Packard Co.	1,564,400	54,362,900
	QUALCOMM, Inc.	1,189,050	41,081,677
	Texas Instruments, Inc.	3,047,700	45,563,115
			193,419,159

	Materials 5.3%
¤	E.I. du Pont de Nemours & Co.	2,024,200	46,475,632
	Newmont Mining Corp.	492,450	19,589,661
			66,065,293

	Telecommunication Services 4.3%
¤	Vodafone Group PLC, ADR (a)	2,849,500	52,972,205

	Total Common Stocks (Cost $1,602,230,796)		1,194,601,668

		Principal Amount	Value
	Short-Term Investment 3.6%

	Repurchase Agreement 3.6%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $45,211,995 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $46,155,000 and a Market Value of $46,118,076)	$45,211,806	45,211,806

	Total Short-Term Investment (Cost $45,211,806)		45,211,806

	Total Investments (Cost $1,647,442,602) (c)	99.7%	1,239,813,474
	Cash and Other Assets,
	Less Liabilities	0.3	3,876,334
	Net Assets	100.0%	$1,243,689,808

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2009, cost is $1,683,336,775 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$24,267,745
	Gross unrealized depreciation	(467,791,046)
	Net unrealized depreciation	$(443,523,301)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,194,601,668
Level 2 - Other Significant Observable Inputs	45,211,806
Level 3 - Significant Unobservable Inputs	-
Total	$1,239,813,474

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

ICAP Funds, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) January 31, 2009

SECURITIES VALUATION.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.  Investments in other mutual funds are valued at their net asset values ("NAV") as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds’ Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2009, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Funds’ NAVs are calculated.  These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets.  Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events.  Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds’ policies and procedures.

The Funds adopted Financial Accounting Standards Board (the “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal period beginning January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as January 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2009